Segment reporting (Tables)	9 Months Ended
Sep. 30, 2024
Segment reporting
Schedule of summarized financial information

Summarized financial information is as follows:

	Nigeria	SSA	Latam	MENA	Total
	$’000	$’000	$’000	$’000	$’000

Three months ended September 30, 2024
Revenues from external customers	242,290	120,139	45,148	12,705	420,282
Segment Adjusted EBITDA	158,900	81,046	33,798	8,014	281,758

Three months ended September 30, 2023
Revenues from external customers	271,394	133,481	51,883	10,265	467,023
Segment Adjusted EBITDA*	164,152	66,285	38,163	5,155	273,755

Nine months ended September 30, 2024
Revenues from external customers	739,596	359,669	139,385	34,753	1,273,403
Segment Adjusted EBITDA	433,160	227,154	100,922	20,253	781,489

Nine months ended September 30, 2023
Revenues from external customers	1,060,964	379,034	145,876	29,881	1,615,755
Segment Adjusted EBITDA*	655,476	194,701	104,665	14,205	969,047

Schedule of reconciliation of information on reportable segments to the amounts reported in the financial statements

Reconciliation of information on reportable segments to the amounts reported in the financial statements:

	Three months ended		Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2024	2023	2024	2023
	$’000	$’000	$’000	$’000

Segment Adjusted EBITDA*	281,758	273,755	781,489	969,047
Finance costs (note 9)*	(350,825)	(271,595)	(2,163,157)	(1,816,864)
Depreciation and amortization (note 6 and 7)	(91,308)	(104,931)	(266,040)	(340,381)
Impairment of withholding tax receivables (note 7)	(21,855)	(10,508)	(32,827)	(35,112)
Impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent (note 6)	(4,132)	(103,429)	(10,075)	(108,510)
Share‑based payment expense (note 7)	(1,813)	(2,654)	(9,879)	(9,571)
Other costs(b)	(1,783)	(3,211)	(8,175)	(8,059)
Business combination costs (note 7)	(578)	(161)	(958)	(1,647)
Impairment of goodwill (note 7)	—	—	(87,894)	—
Impairment of assets held for sale (note 6)	—	—	(2,853)	—
Impairment of other fixed assets (note 7)	—	—	(31)	—
Insurance claims	11	32	51	310
Net gain on disposal of property, plant and equipment (note 7)	1,270	386	3,562	952
Finance income (note 8)	25,732	5,823	49,696	18,233
Other non-operating income	—	1	—	59
Unallocated corporate expenses(a)	(35,783)	(35,653)	(99,507)	(110,694)
Loss before income tax*	(199,306)	(252,145)	(1,846,598)	(1,442,237)

*Revised comparative periods to reflect an adjustment related to the accounting treatment of foreign exchange on goods in transit in Nigeria (see note 21).

(a)	Unallocated corporate expenses primarily consist of costs associated with centralized Group functions including Group executive, legal, finance, tax and treasury services.
(b)

Other costs for the three months ended September 30, 2024, included one-off consulting fees related to corporate structures and operating systems of $0.7 million (three months ended September 30, 2023: $1.7 million) and $5.2 million for the nine months ended September 30, 2024 (nine months ended September 30, 2023: $4.5 million); costs related to internal reorganization for the three months ended September 30, 2024, of $0.9 million (three months ended September 30, 2023: $0.6 million) and $2.7 million for the nine months ended September 30, 2024 (nine months ended September 30, 2023: $0.7 million); other one-off consulting services for the three months ended September 30, 2024, of $Nil (three months ended September 30, 2023: $0.7 million) and $Nil for the nine months ended September 30, 2024 (nine months ended September 30, 2023: $1.7 million); one-off professional fees related to financing for the three months ended September 30, 2024, of $0.1 million (three months ended September 30, 2023: $Nil) and $0.2 million for the nine months ended September 30, 2024 (nine months ended September 30, 2023: $0.2 million).

Schedule of segment assets, liabilities and additions

Summarized segment assets and liabilities are as follows:

	Nigeria	SSA	Latam	MENA
	$’000	$’000	$’000	$’000

Segment assets
September 30, 2024	864,285	1,404,708	1,950,563	176,097
September 30, 2023*	1,626,256	1,401,864	2,137,361	185,536

Segment liabilities
September 30, 2024	337,821	918,208	774,138	101,060
September 30, 2023*	957,814	819,213	728,975	113,263

Additions of property, plant and equipment, right of use assets and intangible assets:
Three months ended September 30, 2024	19,389	34,226	42,797	2,443
Three months ended September 30, 2023	51,631	28,005	82,060	6,227
Nine months ended September 30, 2024	69,804	72,812	130,240	4,939
Nine months ended September 30, 2023	253,146	81,158	172,867	15,039

*Revised to reflect an adjustment related to the accounting treatment of foreign exchange on goods in transit in Nigeria (see note 21).

Schedule of revenue from tier one customers

Revenue from two tier one customers represents more than 10% of the Group’s total revenue as follows:

	Three months ended		Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2024	2023	2024	2023
			$’000	$’000

Customer A	62%	63%	61%	60%
Customer B	14%	14%	15%	16%